Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Inventories
Schedule of inventories, net

	September 30, 2024	December 31, 2023
Raw materials and parts	$930,651	$182,455
Work-in-progress	$—	$—
Finished goods	$89,449	$67,389
Total inventories	$1,020,100	$249,844

	December 31,	December 31,
	2023	2022
Raw materials and parts	$182,455	$—
Work-in-progress	$—	$—
Finished goods	$67,389	$—
Total inventories	$249,844	$—